EQUITY (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income [RollForward]
Beginning balance	$ 4,267,236	$ 4,185,304	$ 2,937,548
Tax effect on deferred tax by change legal tax rate (Tax reform)(*)	269	1,770	34,695
Ending balance	3,746,776	4,267,236	4,185,304
Currency Translation Reserve [Member]
Other comprehensive income [RollForward]
Beginning balance	(2,131,590)	(2,086,555)	(2,576,041)
Derivatives valuation gains (losses)
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Difference by subsidiaries conversion	(597,615)	(45,035)	489,486
Ending balance	(2,729,205)	(2,131,590)	(2,086,555)
Cash Flow Hedging Reserve [Member]
Other comprehensive income [RollForward]
Beginning balance	18,140	1,506	(90,510)
Derivatives valuation gains (losses)	(26,899)	18,436	126,360
Deferred tax	(574)	(1,802)	(34,344)
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Difference by subsidiaries conversion
Ending balance	(9,333)	18,140	1,506
Actuarial Gains Or Losses On Defined Benefit Plans Reserve [Member]
Other comprehensive income [RollForward]
Beginning balance	(10,926)	(12,900)	(10,717)
Derivatives valuation gains (losses)
Deferred tax
Actuarial reserves by employee benefit plans	(5,819)	2,758	(3,104)
Deferred tax actuarial IAS by employee benefit plans	1,567	(784)	921
Difference by subsidiaries conversion
Ending balance	(15,178)	(10,926)	(12,900)
Other Comprehensive Income [Member]
Other comprehensive income [RollForward]
Beginning balance	(2,124,376)	(2,097,949)	(2,677,268)
Derivatives valuation gains (losses)	(26,899)	18,436	126,360
Deferred tax	(574)	(1,802)	(34,344)
Actuarial reserves by employee benefit plans	(5,819)	2,758	(3,104)
Deferred tax actuarial IAS by employee benefit plans	1,567	(784)	921
Difference by subsidiaries conversion	(597,615)	(45,035)	489,486
Ending balance	$ (2,753,716)	$ (2,124,376)	$ (2,097,949)